Lines of Credit and Debt - Narrative (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) line_of_credit	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Oct. 31, 2012
Debt Instrument [Line Items]
Credit facilities available and undrawn					€ 426,600,000	$ 479,200,000
Syndicated multi-currency term loan | €					€ 400,000,000.0
Commitment fee calculation basis on applicable margin, percent		35.00%
Commitment fee paid		$ 1,000,000.0
Repayment of long-term debt		506,400,000	$ 0	$ 0
Deferred finance costs			14,200,000			$ 10,800,000
Interest expense on long-term debt		68,000,000.0	61,200,000	$ 43,600,000
Minimum
Debt Instrument [Line Items]
Stated interest rate					0.40%	0.40%
Maximum
Debt Instrument [Line Items]
Stated interest rate					1.20%	1.20%
Cash Convertible Notes
Debt Instrument [Line Items]
Repayment of long-term debt		506,400,000
Cash Convertible Notes | 2019 Notes
Debt Instrument [Line Items]
Repayment of long-term debt	$ 430,000,000.0	430,000,000.0
Cash Convertible Notes | 2021 Notes
Debt Instrument [Line Items]
Stated interest rate					0.875%	0.875%
Repayment of long-term debt	3,400,000	3,400,000
Senior Unsecured Notes | 2019 Notes
Debt Instrument [Line Items]
Stated interest rate					0.375%	0.375%
Senior Unsecured Notes | U.S. Private Placement
Debt Instrument [Line Items]
Stated interest rate					3.19%	3.19%	3.19%
Repayment of long-term debt		$ 73,000,000.0
Senior Unsecured Notes | 2021 Notes
Debt Instrument [Line Items]
Stated interest rate					0.875%	0.875%
Syndicated Multi-Currency Revolving Credit Facility
Debt Instrument [Line Items]
Lines of credit			$ 0			$ 0
Four Credit Facilities
Debt Instrument [Line Items]
Credit facilities available and undrawn | €					€ 26,600,000
Number of lines of credit | line_of_credit		3
One Month
Debt Instrument [Line Items]
Interest period length		1 month
Two Months
Debt Instrument [Line Items]
Interest period length		2 months
Three Months
Debt Instrument [Line Items]
Interest period length		3 months
Six Months
Debt Instrument [Line Items]
Interest period length		6 months
Call Options | 2021 Notes
Debt Instrument [Line Items]
Cash paid for the intrinsic value of the embedded cash conversion option	$ 400,000